Condensed Consolidating Statement of Cash Flows Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 172,784	$ 133,953	$ 150,930
Adjustments to reconcile net income to cash provided by (used for) operating activities	181,657
Changes in assets and liabilities	40,192	30,123	(59,790)
Net cash provided by (used for) operating activities	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment	1,976	6,230	21,791
Acquisition of ten theatres in Argentina	(14,080)
Net cash used for investing activities	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(3,263)	(494)	(416)
Proceeds from issuance of senior subordinated notes	400,000	200,000
Retirement of senior subordinated notes			(181)
Repayments of other long-term debt	(9,711)	(166,898)	(11,853)
Payments on capital leases	(9,451)	(7,526)	(7,327)
Payment of debt issue costs	(18,453)	(4,539)	(8,858)
Other	(835)	(2,120)	(539)
Net cash provided by (used for) financing activities	63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of year	521,253	464,765	437,737
End of year	742,095	521,253	464,765
Parent Company
Operating activities
Net income	170,313	131,928	147,387
Adjustments to reconcile net income to cash provided by (used for) operating activities	(152,552)	(132,778)	(160,981)
Changes in assets and liabilities	144,628	142,103	177,023
Net cash provided by (used for) operating activities	162,389	141,253	163,429
Investing activities
Additions to theatre properties and equipment	(50,162)	(46,407)	(35,382)
Proceeds from sale of theatre properties and equipment	701	952	1,697
Acquisition of ten theatres in Argentina	(14,080)
Net transactions with affiliates	27,532	3,398	281
Investment in joint venture-DCIP and other		(8)
Net cash used for investing activities	(36,009)	(42,065)	(33,404)
Financing activities
Dividends paid to parent	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings			(416)
Proceeds from issuance of senior subordinated notes	400,000	200,000
Retirement of senior subordinated notes			(181)
Repayments of other long-term debt	(205,887)	(166,877)	(10,836)
Payments on capital leases	(1,838)	(1,651)	(1,341)
Payment of debt issue costs	(18,453)	(4,539)	(8,858)
Net cash provided by (used for) financing activities	78,072	(68,067)	(99,732)
Increase (decrease) in cash and cash equivalents	204,452	31,121	30,293
Cash and cash equivalents:
Beginning of year	101,175	70,054	39,761
End of year	305,627	101,175	70,054
Subsidiary Guarantors
Operating activities
Net income	163,059	154,756	167,627
Adjustments to reconcile net income to cash provided by (used for) operating activities	25,749	29,871	37,727
Changes in assets and liabilities	(139,350)	(143,392)	(225,738)
Net cash provided by (used for) operating activities	49,458	41,235	(20,819)
Investing activities
Additions to theatre properties and equipment	(56,578)	(32,240)	(34,767)
Proceeds from sale of theatre properties and equipment	596	3,790	3,441
Net transactions with affiliates	6,362	11,052	5,792
Net cash used for investing activities	(49,620)	(17,398)	(25,534)
Financing activities
Dividends paid to parent	(700)	(1,325)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(3,263)	(494)
Payments on capital leases	(5,884)	(5,057)	(5,527)
Other	1,251
Net cash provided by (used for) financing activities	(8,596)	(6,876)	(5,527)
Increase (decrease) in cash and cash equivalents	(8,758)	16,961	(51,880)
Cash and cash equivalents:
Beginning of year	202,621	185,660	237,540
End of year	193,863	202,621	185,660
Subsidiary Non-Guarantors
Operating activities
Net income	92,135	87,625	77,791
Adjustments to reconcile net income to cash provided by (used for) operating activities	55,737	89,359	56,469
Changes in assets and liabilities	34,914	31,412	(11,075)
Net cash provided by (used for) operating activities	182,786	208,396	123,620
Investing activities
Additions to theatre properties and equipment	(113,987)	(106,172)	(85,953)
Proceeds from sale of theatre properties and equipment	679	1,488	16,653
Acquisition of ten theatres in Argentina		(66,958)
Investment in joint venture-DCIP and other	(1,480)	(1,512)	(1,756)
Net cash used for investing activities	(114,788)	(173,154)	(71,056)
Financing activities
Dividends paid to parent	(33,051)	(13,125)	(287)
Capital contributions from parent	3,000
Repayments of other long-term debt	(2,779)	(21)	(1,017)
Net changes in intercompany notes	(3,143)		(5,786)
Payments on capital leases	(1,729)	(818)	(459)
Purchase of non-controlling interest in Panama		(1,443)	(888)
Other	(2,086)	(2,120)	(539)
Net cash provided by (used for) financing activities	(39,788)	(17,527)	(8,976)
Effect of exchange rate changes on cash and cash equivalents	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	25,148	8,406	48,615
Cash and cash equivalents:
Beginning of year	217,457	209,051	160,436
End of year	242,605	217,457	209,051
Eliminations
Operating activities
Net income	(252,723)	(240,356)	(241,875)
Adjustments to reconcile net income to cash provided by (used for) operating activities	252,723	240,356	241,875
Investing activities
Net transactions with affiliates	(33,894)	(14,450)	(6,073)
Net cash used for investing activities	(33,894)	(14,450)	(6,073)
Financing activities
Dividends paid to parent	33,751	14,450	287
Capital contributions from parent	(3,000)
Net changes in intercompany notes	3,143		5,786
Net cash provided by (used for) financing activities	33,894	14,450	6,073
Consolidated
Operating activities
Net income	172,784	133,953	150,930
Adjustments to reconcile net income to cash provided by (used for) operating activities	181,657	226,808	175,090
Changes in assets and liabilities	40,192	30,123	(59,790)
Net cash provided by (used for) operating activities	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment	1,976	6,230	21,791
Acquisition of ten theatres in Argentina	(14,080)	(66,958)
Investment in joint venture-DCIP and other	(1,480)	(1,520)	(1,756)
Net cash used for investing activities	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(3,263)	(494)	(416)
Proceeds from issuance of senior subordinated notes	400,000	200,000
Retirement of senior subordinated notes			(181)
Repayments of other long-term debt	(208,666)	(166,898)	(11,853)
Payments on capital leases	(9,451)	(7,526)	(7,327)
Payment of debt issue costs	(18,453)	(4,539)	(8,858)
Purchase of non-controlling interest in Panama		(1,443)	(888)
Other	(835)	(2,120)	(539)
Net cash provided by (used for) financing activities	63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of year	521,253	464,765	437,737
End of year	$ 742,095	$ 521,253	$ 464,765